General (Details) $ / shares in Units, $ in Thousands														1 Months Ended		3 Months Ended					6 Months Ended			12 Months Ended
	Apr. 10, 2026 shares	Feb. 26, 2026 USD ($) $ / shares	Jan. 16, 2026	Jan. 15, 2026 shares	Dec. 30, 2025 USD ($)	Dec. 30, 2025 ILS (₪)	Nov. 28, 2025 USD ($) $ / shares shares	Nov. 25, 2025 $ / shares shares	Sep. 26, 2025 USD ($)	Aug. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 27, 2024 GBP (£)	Dec. 15, 2024	Feb. 28, 2026 USD ($) shares	Feb. 04, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 shares	[1]	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 GBP (£) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Aug. 05, 2026 shares	Jul. 20, 2026 shares	May 17, 2026 $ / shares	Sep. 15, 2025	Nov. 13, 2024 $ / shares	Nov. 08, 2024 $ / shares	Oct. 24, 2024 shares
General (Details) [Line Items]
Issuance of common stock (in Shares) | shares														5,512							14,800	14,800
Aggregate shares of warrant (in Shares) | shares										250,000
Price per share (in Dollars per share) | $ / shares																												$ 55.375
Proceeds from Issuance Initial Public Offering							$ 172,500
Class A ordinary share (in Shares) | shares																758,660					758,660			152,206
Offering price (in Dollars per share) | $ / shares		$ 1														$ 456.25					$ 456.25									$ 2.39
Percentage of issued equity of star													100.00%
Percentage of outstanding equity of star			51.00%										100.00%
Percentage of acquisition				100.00%
Stock purchase warrant liabilities											$ 164,771					$ 124,387				$ 164,771	$ 124,387			$ 24,521
Stockholders											$ (163,350)					(25,324)				(163,350)	(25,324)			(19,788)
Net cash used in operations																				$ (340)	(9,791)		$ (2,694)	(6,198)	$ (3,818)
Note obligation																$ 4,100					$ 4,100			16,000
Cash																								7,000
Lent amount																								4,500
Exercise price of warrant (in Dollars per share) | $ / shares										$ 4.4																					$ 2
Working capital in cash																								$ 3,000
Shares authorized (in Shares) | shares											150,000,000					150,000,000				150,000,000	150,000,000			150,000,000
Securities minimum balance									$ 50,000	$ 50,000
Consecutive business days									10 years	10 years
Net operating loss																$ (81,430)			$ 3,019	$ (160,788)	$ (107,780)		$ 105,977	$ 78,631	$ (8,519)
T3 Defense Inc [Member]
General (Details) [Line Items]
Date of incorporation																					May 24, 2019	May 24, 2019		May 24, 2019
Aggregate shares of warrant (in Shares) | shares																								12,017,648
Promissory note																								$ 3,000
Promissory note term																								6 years
Exercise price of warrant (in Dollars per share) | $ / shares																								$ 1.5
Tiltan Software Engineering Ltd [Member]
General (Details) [Line Items]
Nominal consideration					$ 14,000	₪ 47,600
Common Stock [Member]
General (Details) [Line Items]
Issuance of common stock (in Shares) | shares											200,000			24,800	6,945		2,439
Common Stock [Member] | T3 Defense Inc [Member]
General (Details) [Line Items]
Issuance of common stock (in Shares) | shares																								4,770,340
Subsequent Event [Member]
General (Details) [Line Items]
Proceeds from Issuance Initial Public Offering		$ 10,000
Class A ordinary share (in Shares) | shares																										66,928,688
Offering price (in Dollars per share) | $ / shares		$ 1
Issuance of equity														$ 10,000
Subsequent Event [Member] | Common Stock [Member]
General (Details) [Line Items]
Issuance of common stock (in Shares) | shares				1,850,000
Price per share (in Dollars per share) | $ / shares		$ 0.0001
Class A ordinary share (in Shares) | shares																										126,311,902
Shares authorized (in Shares) | shares																											150,000,000
Going Concern [Member]
General (Details) [Line Items]
Working capital																(131,000)					$ (131,000)			$ (30,000)
Stock purchase warrant liabilities																124,000					124,000			24,500
Stockholders																19,000					19,000			15,600
Net cash used in operations																$ 3,400					$ 7,200			(6,200)
Net operating loss																								32,600
Share Purchase Agreement [Member]
General (Details) [Line Items]
Nominal consideration | £												£ 1,000										£ 1,000
SC II Acquisition Corp [Member]
General (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 10
General Services Agreement [Member]
General (Details) [Line Items]
Payments of GSA																								1,600
Star Agreement [Member]
General (Details) [Line Items]
Nominal consideration																								21,000
Promissory note																								$ 16,000
Promissory note term																								12 years
Cash																								$ 5,000
Mandragola Joint Venture Agreement [Member]
General (Details) [Line Items]
Aggregate shares of warrant (in Shares) | shares																								250,000
Exercise price of warrant (in Dollars per share) | $ / shares																								$ 4.4
Credit line																								$ 2,000
Restricted shares (in Shares) | shares																								310,000
Mandragola Joint Venture Agreement [Member] | Performance Warrants [Member]
General (Details) [Line Items]
Aggregate shares of warrant (in Shares) | shares																								350,000
Exercise price of warrant (in Dollars per share) | $ / shares																								$ 6
IPO [Member] | SC II Acquisition Corp [Member]
General (Details) [Line Items]
Issuance of common stock (in Shares) | shares							17,250,000
Over-Allotment Option [Member]
General (Details) [Line Items]
Aggregate shares of warrant (in Shares) | shares							2,250,000
Private Placement [Member]
General (Details) [Line Items]
Number of purchased shares (in Shares) | shares								255,000													255,000	255,000
Offering price (in Dollars per share) | $ / shares								$ 10								$ 10					$ 10
Star 26 Capital Inc. [Member]
General (Details) [Line Items]
Controlling interest													51.00%			100.00%					100.00%								100.00%
Star Agreement [Member]
General (Details) [Line Items]
Controlling interest																													100.00%
Mandragola Joint Venture [Member]
General (Details) [Line Items]
Controlling interest																								51.00%
Promissory Note [Member] | T3 Defense Inc [Member]
General (Details) [Line Items]
Annual interest rate																								8.00%
BiomX [Member]
General (Details) [Line Items]
Shares received (in Shares) | shares																					1,300,000	1,300,000
Promissory note																$ 1,250					$ 1,250
BiomX [Member] | Common Stock [Member]
General (Details) [Line Items]
Shares received (in Shares) | shares	1,300,000
Minimum [Member]
General (Details) [Line Items]
Shares authorized (in Shares) | shares																																40,000,000
Maximum [Member]
General (Details) [Line Items]
Shares authorized (in Shares) | shares																																150,000,000
Common Class A [Member] | SC II Acquisition Corp [Member]
General (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Class A ordinary share (in Shares) | shares							1

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).